Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of other operating expenses

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Sales and marketing activities	$764	$850	$193
Legal, audit, accounting and other services	2,906	1,618	1,036
IT expenses	1,621	1,367	1,247
Travel expenses	125	635	814
Other operating expenses	520	170	630

Total other operating expenses	$5,936	$4,641	$3,919